Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories
21	INVENTORIES

	December 31, 2017	December 31, 2016
	RMB	RMB
Crude oil and other raw materials	48,936	55,371
Work in progress	12,811	10,336
Finished goods	83,908	84,473
Spare parts and consumables	170	51

	145,825	150,231
Less: Write down in inventories	(1,156)	(3,366)

	144,669	146,865